Property and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computer hardware and purchased software	$ 283,954	$ 281,846	$ 241,154
Leasehold improvements	221,666	220,166	215,680
Furniture and fixtures	88,322	88,322	79,722
Property, Plant and Equipment, Gross	593,942	590,334	536,556
Less: accumulated depreciation and amortization	(537,549)	(532,205)	(503,785)
Property and equipment, net	$ 56,393	$ 58,129	$ 32,771